UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 26, 2008 to July 25, 2008

 Commission File Number of issuing entity: 333-132232-35

 Bear Stearns ARM Trust 2007-3
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-132232

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199593
 54-2199594
 54-2199595
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  I-A-1                                _____    _____     __X___   ____________
  I-A-2                                _____    _____     __X___   ____________
  I-X-1                                _____    _____     __X___   ____________
  II-A-1                               _____    _____     __X___   ____________
  II-A-2                               _____    _____     __X___   ____________
  II-X-1                               _____    _____     __X___   ____________
  III-A-1                              _____    _____     __X___   ____________
  III-A-2                              _____    _____     __X___   ____________
  III-X-1                              _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  B-6                                  _____    _____     __X___   ____________
  B-7                                  _____    _____     __X___   ____________
  R-I                                  _____    _____     __X___   ____________
  R-II                                 _____    _____     __X___   ____________
  R-III                                _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On July 25, 2008, a distribution was made to holders of the certificates issued by Bear Stearns ARM Trust 2007-3.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

  The following disclosure was provided by Countywide Home Loans Inc., originator of all the mortgage loans in this transaction.

  Certain state government officials have filed proceedings against Countrywide Financial Corporation, Countrywide Home Loans, Inc. ("Countrywide Home Loans") and Countrywide Home Loans Servicing LP ("Countrywide Servicing"), including lawsuits brought by the state attorneys general of California, Florida, and Illinois in their respective state courts. These lawsuits allege, among other things, that Countrywide Financial Corporation, Countrywide Home Loans and Countrywide Servicing violated state consumer protection laws by allegedly engaging in deceptive marketing practices designed to increase the volume of loans they originated and then sold into the secondary market. These lawsuits seek, among other remedies, monetary penalties and (in the Illinois action) rescission or repurchase of mortgage loans made to Illinois consumers. The Director of the Washington State Department of Financial Institutions also has commenced an administrative proceeding against Countrywide Home Loans alleging, among other things, that Countrywide Home Loans did not provide borrowers with certain required disclosures and that the loan products made available to Washington borrowers of protected races or ethnicities were less favorable than those it made available to other similarly situated borrowers. While the outcome of these proceedings is unknown, the relief sought by the government officials described in this paragraph could, if granted, result in delays in the foreclosure process, reduced payments by borrowers, modification of the original terms of the mortgage loans, permanent forgiveness of all or a portion of the amounts owing in respect of the related mortgage loans and/or increased reimbursable servicing expenses, which could result in delays and reductions in distributions to be made to [certificateholders].

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Bear Stearns ARM Trust 2007-3, relating to the July 25, 2008 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns ARM Trust 2007-3
 (Issuing Entity)


 EMC Mortgage Corporation
 (Master Servicer)


 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: August 7, 2008


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Bear Stearns ARM Trust 2007-3, relating to the July 25, 2008 distribution.